LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

May 6, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Global High Yield Fund, Inc.
Securities Act File No. 333-60695;
Investment Company Act File No. 811-08927

Ladies and Gentlemen:

On behalf of Credit Suisse Global High Yield Fund, Inc. (the “Fund”), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby transmit a certification for filing with the Securities and Exchange Commission the Fund’s Prospectus and its Statement of Additional Information have not been amended.

The Registration Statement, of which the Prospectus and Statement of Additional Information are a part, became effective automatically pursuant to Rule 485(b) on May 1, 2008.

Very truly yours,

/s/Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.